AUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenue	$ 12,529,928	$ 10,058,558	$ 37,139,114	$ 23,758,460	$ 36,145,589	$ 20,261,172
Cost of revenue	9,966,490	8,361,960	28,941,535	18,897,059	29,608,932	13,391,504
Gross profit	2,563,438	1,696,598	8,197,579	4,861,401	6,536,657	6,869,668
Operating expenses:
Selling and marketing	402,846	137,024	1,170,051	401,487	417,249	119,847
General and administration	5,283,059	1,326,327	12,389,581	5,316,390	8,552,966	5,721,633
Acquisition related expenses	5,694	1,015,558	390,174	1,630,778	1,585,136	1,655,962
Depreciation and amortization	817,284	509,377	2,332,041	722,390	1,361,169	166,208
Operating expenses	6,508,883	2,988,286	16,281,847	8,071,045	11,916,520	7,663,650
Operating income (loss)	(3,945,445)	(1,291,688)	(8,084,268)	(3,209,644)	(5,379,863)	(793,982)
Interest expenses	(132,973)	(290,423)	(388,122)	(674,683)	(751,074)	(238,471)
Interest income/other income					0	89,918
Other income					16,604	0
Changes in estimates	0	0	400,000	0	(410,817)	0
Others, net	17,446	(195,518)	21,921	(197,679)
Total other income (expenses)					(1,145,287)	(148,553)
Net income (loss) before income taxes	(4,060,972)	(1,777,629)	(8,050,469)	(4,082,006)	(6,525,150)	(942,535)
Income tax benefit (provision)	0	0	0	0	3,747,846	128,460
Net income (loss) after tax	(4,060,972)	(1,777,629)	(8,050,469)	(4,082,006)	(2,777,304)	(814,075)
Dividend on Preference Shares	(541,864)	0	(1,546,655)	0	0	0
Net income (loss) attributable to the Company	(4,067,604)	(1,777,629)	(8,068,973)	(4,082,006)	(2,780,686)	(814,075)
Net income attributable to non-controlling interest	(6,632)	0	(18,504)	0	(3,382)	0
Foreign exchange translation adjustment			11,085	0	$ (7,426)	$ 0
Net income (loss)	(4,609,468)	(1,777,629)	(9,615,628)	(4,082,006)
Other comprehensive income (loss), net of tax
Foreign exchange translation	(14,234)	59,079	(11,084)	(6,619)
Comprehensive income/(loss)	(4,623,702)	(1,718,550)	(9,626,712)	(4,088,625)
Comprehensive income/(loss) attributable to the Company	(4,617,070)	(1,718,550)	(9,608,208)	(4,088,625)
Comprehensive income/(loss) attributable to the non-controlling interest	(6,632)	0	(18,504)	0
Comprehensive income/(loss)	$ (4,623,702)	$ (1,718,550)	$ (9,626,712)	$ (4,088,625)
Basic income (loss) per share	$ (0.31)	$ (0.13)	$ (0.66)	$ (0.32)	$ (0.21)	$ (0.07)
Diluted income (loss) per share	$ (0.31)	$ (0.13)	$ (0.66)	$ (0.32)	$ (0.21)	$ (0.07)
Basic weighted average number of shares	14,715,947	13,653,586	14,472,322	12,794,149	13,068,597	11,101,198
Diluted weighted average number of shares	14,715,947	13,653,586	14,472,322	12,794,149	13,068,597	11,101,198